 v3.10.0.1
Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000081248
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PDDXX
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2018
Prospectus Date	rr_ProspectusDate	Jan. 30, 2018
Putnam Money Market
Risk Return Abstract	rr_RiskReturnAbstract
Supplement Text	PDDXX_SupplementText

Prospectus Supplement	November 1, 2018

Putnam Government Money Market Fund
Putnam Money Market Fund
Prospectuses dated January 30, 2018

Class T1 shares will be terminated effective December 5, 2018. Class T1 shares of each fund acquired prior to December 5, 2018 will convert automatically to class A shares effective December 5, 2018.

314034 11/18

X
- References No definition available. + Details
Name:	PDDXX_SupplementText
Namespace Prefix:	PDDXX_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the value is true, then the document is an amendment to previously-filed/accepted document.

+ References

No definition available.

+ Details
Name:	dei_AmendmentFlag
Namespace Prefix:	dei_
Data Type:	xbrli:booleanItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The date the document was made available and submitted, in CCYY-MM-DD format. The date of submission, date of acceptance by the recipient, and the document effective date are all potentially different.

+ References

No definition available.

+ Details
Name:	dei_DocumentCreationDate
Namespace Prefix:	dei_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The date when a document, upon receipt and acceptance, becomes officially effective, in CCYY-MM-DD format. Usually it is a system-assigned date time value, but it may be declared by the submitter in some cases.

+ References

No definition available.

+ Details
Name:	dei_DocumentEffectiveDate
Namespace Prefix:	dei_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The end date of the period reflected on the cover page if a periodic report. For all other reports and registration statements containing historical data, it is the date up through which that historical data is presented. If there is no historical data in the report, use the filing date. The format of the date is CCYY-MM-DD.

+ References

No definition available.

+ Details
Name:	dei_DocumentPeriodEndDate
Namespace Prefix:	dei_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The type of document being provided (such as 10-K, 10-Q, 485BPOS, etc). The document type is limited to the same value as the supporting SEC submission type, or the word "Other".

+ References

No definition available.

+ Details
Name:	dei_DocumentType
Namespace Prefix:	dei_
Data Type:	dei:submissionTypeItemType
Balance Type:	na
Period Type:	duration

X
- Definition

A unique 10-digit SEC-issued value to identify entities that have filed disclosures with the SEC. It is commonly abbreviated as CIK.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation 12B
-Number 240
-Section 12b
-Subsection 1

+ Details
Name:	dei_EntityCentralIndexKey
Namespace Prefix:	dei_
Data Type:	dei:centralIndexKeyItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The exact name of the entity filing the report as specified in its charter, which is required by forms filed with the SEC.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation 12B
-Number 240
-Section 12b
-Subsection 1

+ Details
Name:	dei_EntityRegistrantName
Namespace Prefix:	dei_
Data Type:	xbrli:normalizedStringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Trading symbol of an instrument as listed on an exchange.

+ References

No definition available.

+ Details
Name:	dei_TradingSymbol
Namespace Prefix:	dei_
Data Type:	xbrli:normalizedStringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The date of the prospectus.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 1
-Subsection a
-Paragraph 3

+ Details
Name:	rr_ProspectusDate
Namespace Prefix:	rr_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- References No definition available. + Details
Name:	rr_RiskReturnAbstract
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=PDDXX_S000006251Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: